The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Interest
Interest cost capitalized	€ 1,577	€ 2,149	€ 2,500
Capitalization rate of borrowing costs eligible for capitalization	2.45%	2.24%	2.88%